Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss	$ 5,313	$ 8,060
Deferred revenue	205,605	147,876
Unbilled cost	355,461	225,242
Unbilled interest expenses	34,592
Software amortization	267,039	290,149
Allowance for doubtful accounts	8,308	15,270
Inventories obsolescence	7,043	1,759
Unrealized losses on trading securities	1,809	1,966,000,000
Accrued Bonus	62,441	40,377
Other	31,819	27,491
Total deferred tax assets	979,430	758,190
Deferred tax liabilities
Unbilled revenue	(2,149,169)	(1,880,466)
Unbilled interest income	(69,149)
Deferred government subsidiary income	(42,806)	(46,511)
Unrealized gain on short-term investment	(2,796)	(23,742)
Other	(4,462)	(13,977)
Total deferred tax liabilities	(2,268,382)	(1,964,696)
Valuation allowance	(11,469)	(19,135,000,000)
Net deferred tax liabilities	$ (1,300,421)	$ (1,225,641)